Stockholders’ equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ equity

Note   21.               Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey Semiconductors SAS	As at December 31, 2022	As at December 31, 2021
Share Capital	Common stock	Common stock
Par value per share (in EUR)	1.00	1.00
Share capital (in USD)	1,955,441	1,771,732

Total number of authorized shares	1,473,162	1,298,162
Total number of fully paid-in issued shares	1,473,162	1,298,162
Total number of fully paid-in outstanding shares	1,473,162	1,298,162